Related Party Payables	1 Months Ended
Jan. 31, 2015
Related Party Payables
RELATED PARTY PAYABLES

10. RELATED PARTY PAYABLES

        Since inception, the founding executives of the Company have made advances to cover short-term operating expenses. Additionally, since the beginning of 2014 a portion of their compensation is being deferred and is included in this balance. These advances and deferred compensation are non-interest bearing. As of January 31, 2015, December 31, 2014 and 2013, related party payables were $218,000, $199,000 and $125,000, respectively.